THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD ALTERNATIVE INCOME FUND
JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
CONVERTIBLE BONDS —83.1%

	Face Amount	Value
Accuray 3.750%, 06/01/26 (A)	$3,000,000	$3,082,500
Apellis Pharmaceuticals 3.500%, 09/15/26	1,000,000	1,878,750
Apollo Commercial Real Estate Finance 4.750%, 08/23/22	4,000,000	4,040,000
Ares Capital 3.750%, 02/01/22	3,000,000	3,155,625
Atlas Air Worldwide Holdings 2.250%, 06/01/22	1,500,000	1,593,750
Avadel Finance Cayman 4.500%, 02/01/23 (A)	1,000,000	1,065,024
Avaya Holdings 2.250%, 06/15/23	2,000,000	2,234,000
Blackstone Mortgage Trust 4.375%, 05/05/22	2,000,000	2,038,800
Bloom Energy 2.500%, 08/15/25 (A)	2,000,000	3,045,000
Bridgebio Pharma 2.500%, 03/15/27	1,000,000	1,496,900
2.250%, 02/01/29 (A)	1,150,000	1,047,168
Cheesecake Factory 0.375%, 06/15/26	1,500,000	1,400,625
CONMED 2.625%, 02/01/24	2,000,000	3,221,250
CryoLife 4.250%, 07/01/25	3,000,000	4,155,000
DigitalBridge Group 5.000%, 04/15/23	2,000,000	2,040,820
DraftKings 0.000%, 03/15/28 (A) (B)	4,000,000	3,506,000
Etsy 0.250%, 06/15/28 (A)	2,500,000	2,611,250
Exact Sciences 0.375%, 03/01/28	1,200,000	1,369,500
FireEye 1.625%, 06/01/35	2,000,000	1,982,412
Ford Motor 0.056%, 03/15/26 (A) (B)	2,500,000	2,675,000
GEO Corrections Holdings 6.500%, 02/23/26 (A)	1,750,000	1,670,156
Golar LNG 2.750%, 02/15/22	2,000,000	1,980,000
Gossamer Bio 5.000%, 06/01/27	1,500,000	1,188,300
Granite Point Mortgage Trust 5.625%, 12/01/22 (A)	4,000,000	3,957,500
GSK Finance No. 3 0.000%, 06/22/23 (A) (B)	735,000	739,594
Hercules Capital 4.375%, 02/01/22	1,000,000	1,065,000
Horizon Global 2.750%, 07/01/22	2,000,000	1,947,736
Huazhu Group 3.000%, 05/01/26 (A)	1,785,000	2,288,147
Innoviva 2.125%, 01/15/23	2,000,000	2,056,250
iQIYI 4.000%, 12/15/26	2,000,000	1,717,504

CONVERTIBLE BONDS — continued

	Face Amount	Value
Itron 0.000%, 03/15/26 (A) (B)	$2,000,000	$2,049,794
J2 Global 1.750%, 11/01/26 (A)	2,500,000	3,225,000
JOYY 1.375%, 06/15/26	1,600,000	1,428,000
Liberty Media 0.500%, 12/01/50 (A)	2,500,000	2,743,750
Ligand Pharmaceuticals 0.750%, 05/15/23	2,000,000	1,951,236
Magnite 0.250%, 03/15/26 (A)	3,000,000	2,580,000
MicroStrategy 0.000%, 02/15/27 (A) (B)	1,700,000	1,259,700
NCL 6.000%, 05/15/24	2,000,000	3,909,000
OSI Systems 1.250%, 09/01/22	2,470,000	2,599,675
PDC Energy 1.125%, 09/15/21	3,000,000	2,973,999
PennyMac 5.500%, 11/01/24	3,500,000	3,524,062
Progress Software 1.000%, 04/15/26 (A)	4,000,000	4,011,208
PROS Holdings 1.000%, 05/15/24	1,500,000	1,515,938
Realogy Group 0.250%, 06/15/26 (A)	1,500,000	1,522,080
SFL 5.750%, 10/15/21	3,000,000	3,026,400
4.875%, 05/01/23	2,000,000	1,967,500
Shake Shack 0.000%, 03/01/28 (A) (B)	1,400,000	1,298,500
Slack Technologies 0.500%, 04/15/25	2,500,000	3,868,750
Spotify USA 1.338%, 03/15/26 (A) (B)	3,000,000	2,703,000
SunPower 4.000%, 01/15/23	1,500,000	1,948,200
Tilray 5.000%, 10/01/23	4,650,000	4,533,750
Twitter 1.000%, 09/15/21	3,000,000	3,001,875
Weibo 1.250%, 11/15/22	1,800,000	1,710,000
Workiva 1.125%, 08/15/26	1,000,000	1,727,472
Zillow Group 2.750%, 05/15/25	515,000	918,245
Total Convertible Bonds (Cost $123,355,885)		128,246,695

CORPORATE OBLIGATIONS —4.8%

American Electric Power 0.750%, 11/01/23	2,750,000	2,752,059
Avolon Holdings Funding 4.250%, 04/15/26 (A)	250,000	273,304

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD ALTERNATIVE INCOME FUND
JULY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Goldman Sachs Group 0.627%, VAR United States Secured Overnight Financing Rate+0.538%, 11/17/23	$1,000,000	$1,000,303
NextEra Energy Capital Holdings 0.650%, 03/01/23	400,000	401,441
NGL Energy Operating 7.500%, 02/01/26 (A)	925,000	950,438
Phillips 66 0.900%, 02/15/24	500,000	500,442
Starwood Property Trust 5.000%, 12/15/21	445,000	446,112
Vector Group 5.750%, 02/01/29 (A)	1,000,000	1,015,000
Total Corporate Obligations (Cost $7,305,960)		7,339,099

U.S. TREASURY OBLIGATIONS —3.9%

U.S. Treasury Bill 0.110%, 11/04/21 (B)	3,000,000	2,999,609
U.S. Treasury Note 0.125%, 10/31/22	3,000,000	3,000,703
Total U.S. Treasury Obligations (Cost $5,997,329)		6,000,312

SOVEREIGN DEBT —0.4%

Mexico Government International Bond 3.771%, 05/24/61	235,000	218,550

SOVEREIGN DEBT — continued

	Face Amount	Value
Peruvian Government International Bond 3.300%, 03/11/41	$240,000	$234,000
2.783%, 01/23/31	235,000	235,914
Total Sovereign Debt (Cost $702,241)		688,464

SHORT-TERM INVESTMENT —4.9%

	Shares
SEI Daily Income Trust, Government Fund, Cl F, 0.010% (C)	7,573,981	7,573,981

Total Short-Term Investment (Cost $7,573,981)		7,573,981

Total Investments — 97.1% (Cost $144,935,396)		$149,848,551

SECURITIES SOLD SHORT COMMON STOCK — (0.3)%

	Shares	Value
UNITED STATES — (0.3)%
Twitter *	(7,500)	$(523,125)
Total Securities Sold Short — (0.3)% (Proceeds $524,847)		$(523,125)

PURCHASED OPTIONS* — 0.2%(D)

	Contracts	Value
Total Purchased Options (Cost $547,205)	78	$233,895

A list of the OTC option contracts held by the Fund at July 31, 2021, is as follows:

PURCHASED OPTIONS — 0.2%

	Contracts	Notional	Strike Price	Expiration Date	Value
Put Options

UNITED STATES — 0.2%
August 21 Puts on NDX*	10	$14,959,900	$12,300.00	08/21/21	$6,300
July 21 Puts on SPXW*	25	10,988,150	3,675.00	08/21/21	125
October 21 Puts on SPXW*	43	18,899,618	3,950.00	11/20/21	227,470

Total Put Options					233,895

Total Purchased Options					$233,895

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD ALTERNATIVE INCOME FUND
JULY 31, 2021 (Unaudited)

A list of the open futures contracts held by the Fund at July 31, 2021, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Depreciation

U.S. 10-Year Treasury
Note	(2)	Sep-2021	$(263,438)	$(268,906)	$(5,468)
U.S. 5-Year Treasury
Note	(2)	Oct-2021	(247,375)	(248,891)	(1,516)
U.S. Long Treasury
Bond	(4)	Sep-2021	(624,375)	(658,875)	(34,500)

			$(1,135,188)	$(1,176,672)	$(41,484)

A list of the open OTC swap agreements at July 31, 2021 is as follows:

Total Return Swaps

Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

BNP Paribas	Accuracy Inc.	BNP PARIBAS -ARAY	TOTAL RETURN

	Effective Rate -0.27%	US- 004397105	STOCK	Annually	05/21/2023	USD	1,569,742	$(4,000)	$–	$(4,000)

BNP Paribas	Atlas Air Worldwide, 2.250%	BNP PARIBAS	FIX NOMINAL

	Effective Rate 1.19%	-AAWW 2 1/4

		06/01/22- 049164BH8		Annually	06/01/2022	USD	(600,431)	(3,568)	–	(3,568)

BNP Paribas	Avadel Pharmaceutica	BNP PARIBAS -AVDL	TOTAL RETURN

	Effective Rate -0.27%	US- 05337M104	STOCK	Annually	01/28/2023	USD	189,786	(29,348)	–	(29,348)

BNP Paribas	Avaya Holdings Corp.	BNP PARIBAS -AVYA	TOTAL RETURN

	Effective Rate -0.27%	US- 05351X101	STOCK	Annually	12/04/2022	USD	1,174,680	41,063	–	41,063

BNP Paribas	Beyond Meat	BNP PARIBAS	TOTAL RETURN

	Effective Rate 1.19%	- 08862EAA7	BOND	Annually	03/15/2027	USD	3,100,000	(70,950)	–	(70,950)

BNP Paribas	Beyond Meat	BNP PARIBAS -BYND	TOTAL RETURN

	Effective Rate -0.27%	US -‘08862E109	STOCK	Annually	03/05/2023	USD	1,148,901	56,752	–	56,752

BNP Paribas	Bloom Energy	BNP BLOOM ENERGY	TOTAL RETURN

	Effective Rate -0.27%	093712107	STOCK	Annually	08/11/2022	USD	2,224,992	(125,278)	–	(125,278)

BNP Paribas	Cheesecake Factory	BNP PARIBAS -CAKE	TOTAL RETURN

	Effective Rate -0.27%	US- 163072101	STOCK	Annually	06/15/2023	USD	583,224	67,200	–	67,200

BNP Paribas	Chefs’ Warehouse	BNP PARIBAS	TOTAL RETURN

	Effective Rate 1.19%	- 163086AC5	BOND	Annually	12/01/2024	USD	2,500,000	20,050	–	20,050

BNP Paribas	Chefs’ Warehouse	BNP PARIBAS -CHEF	TOTAL RETURN

	Effective Rate -0.27%	US- 163086101	STOCK	Annually	04/08/2023	USD	793,815	(24,703)	–	(24,703)

BNP Paribas	Copa Holdings	BNP PARIBAS	TOTAL RETURN

	Effective Rate 1.19%	- 21720AAB8	BOND	Annually	04/15/2025	USD	(4,666,038)	48,877	–	48,877

BNP Paribas	Cryolife	BNP PARIBAS -CRY	TOTAL RETURN

	Effective Rate -0.27%	US- 228903100	STOCK	Annually	05/14/2023	USD	2,645,478	(116,895)	–	(116,895)

BNP Paribas	Dexcom Inc.	BNP PARIBAS	FIX NOMINAL

	Effective Rate 1.19%	- DXCM-252131AK3		Annually	11/15/2025	USD	(2,110,837)	156,888	–	156,888

BNP Paribas	DraftKings	BNP PARIBAS -DKNG	TOTAL RETURN

	Effective Rate -0.27%	US- 26142R104	STOCK	Annually	04/08/2023	USD	1,192,478	(97,745)	–	(97,745)

BNP Paribas	Etsy	BNP PARIBAS -ETSY	TOTAL RETURN

	Effective Rate -0.27%	US- 29786A106	STOCK	Annually	06/14/2023	USD	1,203,180	(8,110)	–	(8,110)

BNP Paribas	Exact Sciences, 0.38%	BNP PARIBAS EXACT	FIX NOMINAL

	Effective Rate 1.19%	SCI CO 30063PAC9		Annually	03/01/2028	USD	(930,994)	(17,110)	–	(17,110)

BNP Paribas	Ford Motor Company	BNP PARIBAS -F	TOTAL RETURN

	Effective Rate -0.27%	US- 345370860	STOCK	Annually	03/19/2023	USD	1,094,882	4,576	–	4,576

BNP Paribas	Geo Group	BNP PARIBAS -GEO	TOTAL RETURN

	Effective Rate -0.27%	US- 36162J106	STOCK	Annually	03/01/2023	USD	1,143,690	(37,672)	–	(37,672)

BNP Paribas	IQIYI Inc.	BNP PARIBAS -IQ	TOTAL RETURN

	Effective Rate -0.27%	US- 46267X108	STOCK	Annually	01/28/2023	USD	855,456	105,416	–	105,416

BNP Paribas	Itron	BNP PARIBAS -ITRI	TOTAL RETURN

	Effective Rate -0.27%	US- 465741106	STOCK	Annually	03/15/2023	USD	826,239	(31,840)	–	(31,840)

BNP Paribas	Live Nation Entertainment	BNP PARIBAS -LYV	TOTAL RETURN

	Effective Rate -0.27%	US- 538034109	STOCK	Annually	11/13/2022	USD	1,350,817	17,436	–	17,436

BNP Paribas	Magnite	BNP PARIBAS -MGNI	TOTAL RETURN

	Effective Rate -0.27%	US- 55955D100	STOCK	Annually	03/18/2023	USD	759,294	(22,524)	–	(22,524)

BNP Paribas	Microstrategy Inc.	BNP PARIBAS -MSTR	TOTAL RETURN

	Effective Rate -0.27%	US- 594972408	STOCK	Annually	12/11/2022	USD	378,728	(59,518)	–	(59,518)

BNP Paribas	Minerals Technologies	BNP PARIBAS -MNKD	TOTAL RETURN

	Effective Rate -0.27%	US- 56400P706	STOCK	Annually	03/17/2023	USD	962,022	76,889	–	76,889

BNP Paribas	Minerals Technologies	BNP PARIBAS	TOTAL RETURN

	Effective Rate 1.19%	- 56400PAP7	BOND	Annually	03/01/2026	USD	(1,662,722)	(24,597)	–	(24,597)

BNP Paribas	National Vision Holdings Inc.	BNP PARIBAS	TOTAL RETURN

	Effective Rate 1.19%	- 63845RAB3	BOND	Annually	05/15/2025	USD	(4,375,206)	225,330	–	225,330

BNP Paribas	National Vision Holdings Inc.	BNP PARIBAS -EYE	TOTAL RETURN

	Effective Rate -0.27%	US- 63845R107	STOCK	Annually	01/22/2023	USD	3,445,560	(225,436)	–	(225,436)

BNP Paribas	OSI Systems	BNP PARIBAS -OSIS	TOTAL RETURN

	Effective Rate -0.27%	US 671044105	STOCK	Annually	08/31/2022	USD	888,797	(21,750)	–	(21,750)

3

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD ALTERNATIVE INCOME FUND
JULY 31, 2021 (Unaudited)

Total Return Swaps (continued)
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

BNP Paribas	Progress Software	BNP PARIBAS -PRGS	TOTAL RETURN

	Effective Rate -0.27%	US- 743312100	STOCK	Annually	04/23/2023	USD	1,732,992	$(17,843)	$–	$(17,843)

BNP Paribas	Pros Holdings Inc.	BNP PARIBAS -PRO	TOTAL RETURN

	Effective Rate -0.27%	US- 74346Y103	STOCK	Annually	11/13/2022	USD	346,415	3,361	–	3,361

BNP Paribas	Realogy Holdings Corp.	BNP PARIBAS -RLGY	TOTAL RETURN

	Effective Rate -0.27%	US- 75605Y106	STOCK	Annually	06/04/2023	USD	630,360	(7,625)	–	(7,625)

BNP Paribas	Shake Shack	BNP PARIBAS -SHAK	TOTAL RETURN

	Effective Rate -0.27%	US- 819047101	STOCK	Annually	03/04/2023	USD	465,200	(37,548)	–	(37,548)

BNP Paribas	Southwest Airlines Co.	BNP PARIBAS -LUV	TOTAL RETURN

	Effective Rate -0.27%	US- 844741108	STOCK	Annually	12/11/2022	USD	3,080,910	74,652	–	74,652

BNP Paribas	Southwest Airlines Co., 1.250%	BNP PARIBAS	FIX NOMINAL

	Effective Rate 1.19%	-LUV 1 1/4

		05/01/25- 844741BG2		Annually	05/01/2025	USD	(4,465,036)	(60,542)	–	(60,542)

BNP Paribas	Spotify Technology	BNP PARIBAS -SPOT	TOTAL RETURN

	Effective Rate -0.27%	US- L8681T102	STOCK	Annually	04/01/2023	USD	674,478	52,426	–	52,426

BNP Paribas	SunPower	BNP PARIBAS - SPWR	TOTAL RETURN

	Effective Rate -0.27%	-867652406	STOCK	Annually	10/09/2022	USD	916,500	(49,625)	–	(49,625)

BNP Paribas	Twitter	BNP PARIBAS	TOTAL RETURN

	Effective Rate 1.19%	- 90184LAM4	BOND	Annually	03/15/2026	USD	3,000,000	20,871	–	20,871

BNP Paribas	Twitter	TOTAL RETURN	FIX NOMINAL

	Effective Rate -0.27%	STOCK		Annually	02/12/2023	USD	551,367	(13,665)	–	(13,665)

BNP Paribas	Zogenix	BNP PARIBAS	TOTAL RETURN

	Effective Rate 1.19%	- 98978LAA3	BOND	Annually	10/01/2027	USD	(2,651,053)	(172,649)	–	(172,649)

BNP Paribas	Zogenix	BNP PARIBAS -ZGNX	TOTAL RETURN

	Effective Rate -0.27%	US- 98978L204	STOCK	Annually	04/23/2023	USD	1,471,524	136,901	–	136,901

Deutsche Bank	Akam, 0.125%	EUTSCHE BANK-	FIX NOMINAL

	Effective Rate 1.19%	AKAM 0 1/8 5/1/25

		- 00971TAJ0		Annually	05/01/2025	USD	(2,618,602)	51,993	–	51,993

Deutsche Bank	Akamai Tech Inc.	DEUTSCHE BANK -	TOTAL RETURN

	Effective Rate -0.27%	AKAMAI TECH INC	STOCK

		- 00971T101		Annually	01/15/2024	USD	1,770,040	(52,927)	–	(52,927)

Deutsche Bank	Apellis Pharmaceuticals Inc.	DEUTSCHE	TOTAL RETURN

	Effective Rate -0.27%	BANK -APLS US	STOCK

		- 03753U106		Annually	05/15/2022	USD	1,299,573	(28,354)	–	(28,354)

Deutsche Bank	Atlas Air Worldwide	DEUTSCHE	TOTAL RETURN

	Effective Rate -0.27%	BANK - AAWWUS	STOCK

		- 049164205		Annually	08/29/2022	USD	771,732	(11,897)	–	(11,897)

Deutsche Bank	Bridge Bio	DEUTSCHE BANK -	FIX NOMINAL

	Effective Rate 1.19%	BBIO -10806XAB8		Annually	03/15/2027	USD	(3,214,742)	(203,318)	–	(203,318)

Deutsche Bank	Bridge Bio	DEUTSCHE BANK	TOTAL RETURN

	Effective Rate -0.27%	- BRIDGEBIO	STOCK

		-10806X102		Annually	03/05/2022	USD	4,036,604	400,250	–	400,250

Deutsche Bank	Conmed Corp	DEUTSCHE	TOTAL RETURN

	Effective Rate -0.27%	BANK - CONMED	STOCK

		CORP- 207410101		Annually	04/13/2022	USD	2,425,626	(181,691)	–	(181,691)

Deutsche Bank	Copa Holdings	DEUTSCHE BANK	TOTAL RETURN

	Effective Rate -0.27%	-CPA US- P31076105	STOCK	Annually	04/30/2022	USD	3,486,796	(80,337)	–	(80,337)

Deutsche Bank	CSG Systems International Inc.	DEUTSCHE BANK	TOTAL RETURN

	Effective Rate -0.27%	- CSG SYS INT INC	STOCK

		- 126349109		Annually	01/15/2024	USD	146,528	1,361	–	1,361

Deutsche Bank	Dexcom Inc.	DEUTSCHE	TOTAL RETURN

	Effective Rate -0.27%	BANK -DXCM	STOCK

		US- 252131107		Annually	05/14/2022	USD	662,130	(111,203)	–	(111,203)

Deutsche Bank	Exact Sciences	DEUTSCHE BANK	TOTAL RETURN

	Effective Rate -0.27%	- EXACT SCI CORP	STOCK

		-30063P105		Annually	01/15/2022	USD	1,344,672	42,365	–	42,365

Deutsche Bank	Fireeye Inc.	DEUTSCHE BANK	TOTAL RETURN

	Effective Rate -0.27%	- FIREEYE INC	STOCK

		- 31816Q101		Annually	01/15/2024	USD	329,238	(7,025)	–	(7,025)

Deutsche Bank	Fireeye Inc.	DEUTSCHE BANK	FIX NOMINAL

	Effective Rate 1.19%	- FEYE 0 7/8 2024

		- 31816QAF8		Annually	06/01/2024	USD	(880,786)	10,251	–	10,251

Deutsche Bank	Gossamer Bio Inc.	DEUTSCHE	TOTAL RETURN

	Effective Rate -0.27%	BANK -GOSS	STOCK

		US- 38341P102		Annually	05/21/2022	USD	485,601	(35,873)	–	(35,873)

Deutsche Bank	Huazhu Group Ltd.	DEUTSCHE BANK -	TOTAL RETURN

	Effective Rate -0.27%	HTHT US 44332N106 STOCK	STOCK	Annually	06/05/2022	USD	1,828,960	231,981	–	231,981

Deutsche Bank	Integra Lifesciences Holding	DEUTSCHE BANK -	TOTAL RETURN

	Effective Rate -0.27%	IAR -457985208	STOCK	Annually	02/20/2022	USD	1,138,176	(99,811)	–	(99,811)

Deutsche Bank	Integra Lifesciences Holding	DEUTSCHE	FIX NOMINAL

	Effective Rate 1.19%	BANK IART 0 1/2

		08/15/25-457669AA7		Annually	02/20/2022	USD	(2,171,904)	104,453	–	104,453

Deutsche Bank	J2 Global	DEUTSCHE BANK - J2	TOTAL RETURN

	Effective Rate -0.27%	GLOBAL - 48123V102	STOCK	Annually	02/25/2022	USD	2,226,697	(33,853)	–	(33,853)

Deutsche Bank	Jazz Pharmaceuticals Inc.	DEUTSCHE BANK -	TOTAL RETURN

	Effective Rate -0.27%	JAZZ INVESTMENTS	STOCK

		G50871105		Annually	01/15/2022	USD	713,800	35,646	–	35,646

4

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD ALTERNATIVE INCOME FUND
JULY 31, 2021 (Unaudited)

Total Return Swaps (continued)
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Deutsche Bank	Jazz, 1.5%	DEUTSCHE BANK -	FIX NOMINAL

	Effective Rate 1.19%	JAZZ INVESTMENTS

		472145AD3		Annually	08/15/2024	USD	(2,215,757)	$(45,154)	$–	$(45,154)

Deutsche Bank	Joyy Inc.	DEUTSCHE	TOTAL RETURN

	Effective Rate -0.27%	BANK - JOYY INC	STOCK

		- 46591M109		Annually	01/15/2022	USD	643,544	92,773	–	92,773

Deutsche Bank	LITE	DEUTSCHE	TOTAL RETURN

	Effective Rate 1.19%	BANK -LITE 0 1/2	BOND

		12/15/26-55024UAD1		Annually	12/15/2026	USD	(756,790)	11,609	–	11,609

Deutsche Bank	Lumentum Holdings Inc.	DEUTSCHE	TOTAL RETURN

	Effective Rate -0.27%	BANK-LUMENTUM	STOCK

		HOLDINGS

		INC-55024U109		Annually	01/15/2025	USD	349,719	(11,474)	–	(11,474)

Deutsche Bank	Lyft Inc.	DEUTSCHE BANK	FIX NOMINAL

	Effective Rate 1.19%	- LYFT- 55087PAB0		Annually	05/15/2025	USD	(2,431,570)	(33,777)	–	(33,777)

Deutsche Bank	Lyft Inc.	DEUTSCHE BANK	TOTAL RETURN

	Effective Rate -0.27%	-LYFT US 55087P104	STOCK	Annually	05/15/2022	USD	1,751,360	(19,061)	–	(19,061)

Deutsche Bank	Okta Inc.	DEUTSCHE BANK -	TOTAL RETURN

	Effective Rate -0.27%	OKTAS - 679295105	STOCK	Annually	01/15/2022	USD	1,496,754	(64,478)	–	(64,478)

Deutsche Bank	Okta Inc., 0.125%	DEUTSCHE BANK -	FIX NOMINAL

	Effective Rate 1.19%	OKTAB - 679295AD7		Annually	09/01/2025	USD	(2,115,887)	65,812	–	65,812

Deutsche Bank	salesforce.com	DEUTSCHE BANK	TOTAL RETURN

	Effective Rate -0.27%	- SALESFORCE INC	STOCK

		79466L302		Annually	08/15/2022	USD	1,346,692	(26,619)	–	(26,619)

Deutsche Bank	Systems International Inc.	DEUTSCHE BANK-	TOTAL RETURN

	Effective Rate 1.19%	CSGS 4.25% 3/15/36	BOND

		- 126349AF6		Annually	03/15/2036	USD	(750,125)	940	–	940

Deutsche Bank	Theravance Biopharma	DEUTSCHE BANK US	TOTAL RETURN

	Effective Rate -0.27%	-TBPH US-G8807B106	STOCK	Annually	06/22/2022	USD	68,100	3,193	–	3,193

Deutsche Bank	Wday, 0.25%	DEUTSCHE BANK -	FIX NOMINAL

	Effective Rate 1.19%	WDAY0.25 10/01/22

		- 98138HAF8		Annually	10/01/2022	USD	(1,591,270)	27,037	–	27,037

Deutsche Bank	Work	DEUTSCHE BANK-	TOTAL RETURN

	Effective Rate 1.19%	WORK - 04/15/2025-	STOCK

		83088VAB8		Annually	04/15/2025	USD	(1,122,658)	21,934	–	21,934

Deutsche Bank	Workday Inc.	DEUTSCHE BANK	TOTAL RETURN

	Effective Rate -0.27%	- WORKDAY INC	STOCK

		- 98138H101		Annually	01/15/2025	USD	1,395,070	(34,914)	–	(34,914)

Deutsche Bank	Workiva Inc.	DEUTSCHE BANK -	TOTAL RETURN

	Effective Rate -0.27%	WKUS - 98139A105	STOCK	Annually	01/15/2022	USD	1,191,306	(125,983)	–	(125,983)

Deutsche Bank	Zillow Group	DEUTSCHE BANK -Z	TOTAL RETURN

	Effective Rate -0.27%	US - 98954M200	STOCK	Annually	05/15/2022	USD	739,334	(10,071)	–	(10,071)

Goldman Sachs	Norwegian Cruise Line	GOLDMAN -	TOTAL RETURN

	Effective Rate -0.27%	NORWEGIAN CRUISE

		LINE HOLDIN		Annually	04/29/2025	USD	3,166,275	54,063	–	54,063

								$(234,012)	$–	$(234,012)

Percentages are based upon Net Assets of $154,307,481.

*	Non-income producing security.
(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2021 was $49,319,113 and represents 32.0% of Net Assets.

(B)	Zero coupon security. The rate reported is the effective yield at the time of purchase.
(C)	The rate reported is the 7-day effective yield as of July 31, 2021.
(D)	Refer to table below for details on Options Contracts.

OTC — Over the counter

SPX — S&P 500 Index

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of July 31, 2021 when valuing the Fund’s investments and other financial instruments:

Investments in Securities	Level 1	Level 2	Level 3	Total

Convertible Bonds	$—	$128,246,695	$—	$128,246,695
Corporate Obligations	—	7,339,099	—	7,339,099
U.S. Treasury Obligations	—	6,000,312	—	6,000,312
Sovereign Debt	—	688,464	—	688,464
Short-Term Investment	7,573,981	—	—	7,573,981

Total Investmentsin Securities	$7,573,981	$142,274,570	$—	$149,848,551

Securities Sold Short	Level 1	Level 2	Level 3	Total

Common Stock	$(523,125)	$—	$—	$(523,125)
Total Securities

Sold Short	$(523,125)	$—	$—	$(523,125)

5

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD ALTERNATIVE INCOME FUND
JULY 31, 2021 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Purchased Options	$233,895	$—	$—	$233,895
Futures Contracts*
Unrealized Depreciation	(41,484)	—	—	(41,484)
OTC Swaps Total Return Swaps*
Unrealized Appreciation	—	2,264,349	—	2,264,349
Unrealized Depreciation	—	(2,498,361)	—	(2,498,361)

Total Other Financial Instruments	$192,411	$(234,012)	$—	$(41,601)

* Future, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-019-1300

6

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 37.5%

	Shares	Value

COMMUNICATION SERVICES — 1.2%
Alphabet, Cl C *	1,065	$2,880,207
AT&T	269,581	7,561,747
		10,441,954

CONSUMER DISCRETIONARY — 6.9%
Alibaba Group Holding ADR *	30,667	5,985,892
Amazon.com *	5,230	17,403,296
General Motors *	158,513	9,009,879
Home Depot	35,210	11,555,570
Lennar, Cl A	120,289	12,648,388
Toll Brothers	68,784	4,076,828
		60,679,853

CONSUMER STAPLES — 0.9%
Colgate-Palmolive	94,242	7,492,239

ENERGY — 4.3%
Baker Hughes, Cl A	433,232	9,201,848
Energy Transfer	1,276,192	12,583,253
Exxon Mobil	213,759	12,306,105
Plains All American Pipeline LP	339,185	3,395,242
		37,486,448

FINANCIALS — 6.1%
Annaly Capital Management ‡	989,433	8,400,286
Bank of America	87,380	3,351,897
Charles Schwab	63,341	4,304,021
Citigroup	114,258	7,726,126
JPMorgan Chase	51,355	7,794,662
Natwest Group ADR	993,984	5,556,371
Sumitomo Mitsui Financial Group ADR .	1,041,402	7,019,049
Zions Bancorp	178,234	9,294,903
		53,447,315

HEALTH CARE — 4.0%
AbbVie	98,072	11,405,774
Becton Dickinson	24,081	6,158,715
Gilead Sciences	114,125	7,793,596
Medtronic PLC	74,467	9,778,262
		35,136,347

INDUSTRIALS — 2.9%
Honeywell International	42,930	10,036,605
Republic Services, Cl A	61,524	7,281,981
Union Pacific	35,190	7,698,164
		25,016,750

INFORMATION TECHNOLOGY — 5.6%
Apple	122,823	17,914,963
Micron Technology	82,033	6,364,120
Microsoft	55,676	15,862,649
PayPal Holdings *	31,288	8,620,783
		48,762,515

MATERIALS — 2.9%
Barrick Gold	384,552	8,371,697
Freeport-McMoRan	454,725	17,325,022
		25,696,719

REAL ESTATE — 2.1%
Host Hotels & Resorts *‡	221,739	3,532,302

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued
Regency Centers ‡	131,653	$8,611,423
Simon Property Group ‡	52,709	6,668,743
		18,812,468

UTILITIES — 0.6%
Atlantica Sustainable Infrastructure PLC	136,299	5,419,248

Total Common Stock (Cost $243,362,117)		328,391,856

CORPORATE OBLIGATIONS —29.2%

	Face Amount

COMMUNICATION SERVICES — 2.2%
Activision Blizzard
2.500%, 09/15/50	$361,000	329,585
AT&T
3.300%, 02/01/52	5,861,000	5,854,149
Comcast
0.250%, 05/20/27	3,000,000	3,615,765
DIRECTV Holdings
5.875%, 08/15/27 (A)	598,000	618,272
Verizon Communications
3.550%, 03/22/51	811,000	882,383
3.400%, 03/22/41	811,000	876,302
Vodafone Group
4.875%, 06/19/49	5,627,000	7,176,686
		19,353,142

CONSUMER DISCRETIONARY — 3.8%
7-Eleven
0.950%, 02/10/26 (A)	2,170,000	2,148,626
Amazon.com
3.100%, 05/12/51	2,347,000	2,528,300
Anheuser-Busch InBev Worldwide
5.550%, 01/23/49	4,896,000	6,877,080
Carnival
11.500%, 04/01/23 (A)	39,000	43,972
Ford Motor
8.500%, 04/21/23	414,000	459,635
Ford Motor Credit
4.271%, 01/09/27	9,953,000	10,721,372
Genuine Parts
1.875%, 11/01/30	390,000	384,577
Marriott International
4.625%, 06/15/30	1,581,000	1,830,689
Ross Stores
4.600%, 04/15/25	6,085,000	6,849,121
Whirlpool
4.600%, 05/15/50	1,180,000	1,501,205
		33,344,577

CONSUMER STAPLES — 1.5%
Altria Group
2.450%, 02/04/32	2,077,000	2,044,690
Smithfield Foods
3.000%, 10/15/30 (A)	2,799,000	2,861,371
Vector Group
5.750%, 02/01/29 (A)	3,727,000	3,782,905
Viterra Finance BV
2.000%, 04/21/26 (A)	4,528,000	4,586,394
		13,275,360

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JULY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — 2.0%
BP Capital Markets America 3.543%, 04/06/27 3.379%, 02/08/61	$4,159,000 1,521,000	$4,629,563 1,581,443
Diamondback Energy 3.125%, 03/24/31	1,159,000	1,216,686
Gray Oak Pipeline 3.450%, 10/15/27 (A)	420,000	446,267
MPLX 2.650%, 08/15/30	728,000	747,386
NGL Energy Operating 7.500%, 02/01/26 (A)	3,313,000	3,404,108
Oasis Petroleum 6.375%, 06/01/26 (A)	2,875,000	2,975,625
Schlumberger Finance Canada 1.400%, 09/17/25	1,001,000	1,018,917
Transcontinental Gas Pipe Line 3.250%, 05/15/30	892,000	972,710
		16,992,705

FINANCIALS — 8.8%
Aircastle 5.250%, 08/11/25 (A)	4,209,000	4,742,263
Ally Financial 1.450%, 10/02/23	382,000	387,876
Apollo Management Holdings 2.650%, 06/05/30 (A)	4,034,000	4,150,208
Bank of America MTN
2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/25	5,253,000	5,504,480
Barclays 4.375%, 01/12/26	9,743,000	10,988,642
Berkshire Hathaway Finance 2.850%, 10/15/50	1,906,000	1,953,489
BNP Paribas
4.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.340%, 08/25/69 (A)(D)	4,146,000	4,311,011
Capital One Financial 2.600%, 05/11/23	1,228,000	1,273,509
Compass Group Diversified Holdings 5.250%, 04/15/29 (A)	5,893,000	6,113,133
Goldman Sachs Group
2.615%, VAR United States Secured Overnight Financing Rate+1.281%, 04/22/32	822,000	851,886
HSBC Holdings
2.099%, VAR United States Secured Overnight Financing Rate+1.929%, 06/04/26	1,999,000	2,063,905
0.976%, VAR United States Secured Overnight Financing Rate+0.708%, 05/24/25	1,125,000	1,127,971
Intesa Sanpaolo 4.198%, 06/01/32 (A)	2,890,000	2,974,053
JPMorgan Chase
3.328%, VAR United States Secured Overnight Financing Rate+1.580%, 04/22/52	10,392,000	11,294,974
Mitsubishi UFJ Financial Group
0.953%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.550%, 07/19/25	5,075,000	5,105,339
Morgan Stanley MTN
0.791%, VAR United States Secured Overnight Financing Rate+0.509%, 01/22/25	6,718,000	6,728,816

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Nomura Holdings 2.679%, 07/16/30	$250,000	$256,099
Starwood Property Trust 3.625%, 07/15/26 (A)	480,000	487,800
Unum Group 4.125%, 06/15/51	5,315,000	5,418,140
Wells Fargo
3.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.453%, 03/15/70	1,044,000	1,083,818
		76,817,412

HEALTH CARE — 3.1%
Amgen 3.150%, 02/21/40	8,387,000	8,972,386
Bristol-Myers Squibb 3.200%, 06/15/26	5,628,000	6,197,896
HCA 3.500%, 07/15/51	5,571,000	5,752,155
Royalty Pharma 3.550%, 09/02/50 (A)	1,915,000	1,943,223
Tenet Healthcare 6.250%, 02/01/27 (A)	3,975,000	4,138,969
		27,004,629

INDUSTRIALS — 1.8%
AerCap Ireland Capital DAC 6.500%, 07/15/25	1,184,000	1,386,025
Delta Air Lines 7.375%, 01/15/26	1,008,000	1,186,629
Flowserve 3.500%, 10/01/30	1,867,000	1,985,292
GE Capital Funding 3.450%, 05/15/25	6,663,000	7,267,649
Southwest Airlines 5.250%, 05/04/25	3,524,000	4,023,087
		15,848,682

INFORMATION TECHNOLOGY — 4.6%
Citrix Systems 3.300%, 03/01/30	16,369,000	17,427,073
Dell International 8.350%, 07/15/46	3,980,000	6,515,050
International Business Machines 3.500%, 05/15/29	7,143,000	8,031,788
Jabil 1.700%, 04/15/26	2,909,000	2,951,381
Microchip Technology 2.670%, 09/01/23	1,266,000	1,315,019
Oracle 2.875%, 03/25/31	779,000	824,234
VMware 4.700%, 05/15/30	2,911,000	3,500,631
		40,565,176

MATERIALS — 0.7%
FMC 4.500%, 10/01/49	3,734,000	4,599,825
Glencore Funding 3.875%, 04/27/51 (A)	1,342,000	1,458,186
		6,058,011

REAL ESTATE — 0.7%
Crown Castle International 2.900%, 04/01/41	2,407,000	2,375,866

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JULY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

REAL ESTATE — continued
Simon Property Group 3.800%, 07/15/50	$1,843,000	$2,097,628
Vornado Realty 3.400%, 06/01/31	1,757,000	1,854,561
		6,328,055

Total Corporate Obligations (Cost $239,613,567)		255,587,749

U.S. TREASURY OBLIGATIONS —17.3%

U.S. Treasury Bond 1.875%, 02/15/51	4,335,000	4,304,520

U.S. Treasury Inflation Indexed Bonds 0.875%, 01/15/29 0.250%, 07/15/29 0.125%, 07/15/24	10,392,440 16,446,751 12,757,639	12,346,030 18,810,971 13,803,914
		44,960,915

U.S. Treasury Notes 0.750%, 03/31/26 0.375%, 01/31/26 0.250%, 05/15/24 0.250%, 06/15/24 0.125%, 04/30/23 0.125%, 05/31/23 0.125%, 06/30/23	15,000,000 14,615,000 17,000,000 16,905,000 2,000,000 21,650,000 15,000,000	15,067,383 14,449,440 16,969,453 16,868,020 1,998,750 21,635,623 14,988,867
		101,977,536

Total U.S. Treasury Obligations (Cost $145,967,436)		151,242,971

PREFERRED STOCK — 8.6%

	Shares

COMMUNICATION SERVICES — 0.9%
2020 Cash Mandatory Exchangeable Trust, 5.250% *	6,575	8,241,368

FINANCIALS — 4.3%
Charles Schwab, 5.375% , VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.971%	805,000	898,943
Citigroup, 5.900% , VAR ICE LIBOR USD 3 Month+4.230%	4,784,000	5,020,330
KKR, 6.000% *	86,350	7,170,504
Morgan Stanley, 3.736% , VAR ICE LIBOR USD 3 Month+3.610%	5,332,000	5,353,328
Truist Financial, 5.050% , VAR ICE LIBOR USD 3 Month+3.102%	5,483,000	5,626,874
US Bancorp, Ser B, 3.500% , VAR ICE LIBOR USD 3 Month+0.600%	306,862	7,739,060
Wells Fargo, 5.850% , VAR ICE LIBOR USD 3 Month+3.090%	214,711	5,818,668
		37,627,707

HEALTH CARE — 1.0%
Boston Scientific, 5.500% *	68,665	8,436,182

UTILITIES — 2.4%
AES, 6.875%	60,310	6,114,228
American Electric Power, 6.125% *	146,780	7,789,614

PREFERRED STOCK — continued

	Shares	Value

UTILITIES — continued
Southern, 4.950%	269,930	$7,239,523
		21,143,365

Total Preferred Stock (Cost $66,808,699)		75,448,622

CONVERTIBLE BONDS —3.3%

	Face Amount

CONSUMER DISCRETIONARY — 0.2%
Peloton Interactive 0.000%, 02/15/26 (A) (B)	$2,290,000	2,172,638

HEALTH CARE — 0.9%
Exact Sciences 0.375%, 03/15/27	6,523,000	7,892,830

INDUSTRIALS — 0.8%
Southwest Airlines 1.250%, 05/01/25	5,086,000	7,454,169

INFORMATION TECHNOLOGY — 0.9%
Akamai Technologies 0.125%, 05/01/25	5,733,000	7,656,421

REAL ESTATE — 0.5%
Pebblebrook Hotel Trust 1.750%, 12/15/26	3,785,000	4,218,382

Total Convertible Bonds (Cost $25,055,705)		29,394,440

SOVEREIGN DEBT —1.1%

Mexico Government International Bonds
3.771%, 05/24/61	835,000	776,550
2.659%, 05/24/31	890,000	875,333
		1,651,883
Panama Government International Bond
3.870%, 07/23/60	508,000	524,800

Peruvian Government International Bonds
3.300%, 03/11/41	749,000	730,275
2.783%, 01/23/31	735,000	737,859
		1,468,134

Saudi Government International Bond
2.250%, 02/02/33(A)	5,835,000	5,726,527

Total Sovereign Debt (Cost $9,529,797)		9,371,344

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS —0.9%

FHLMC
3.000%, 03/01/50	2,125,629	2,229,487
3.000%, 04/01/50	3,259,294	3,418,863

3

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JULY 31, 2021 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
FNMA
3.500%, 07/01/49	$2,151,825	$2,279,159
Total U.S. Government Agency Mortgage-Backed Obligations (Cost $7,739,033)		7,927,509

SHORT-TERM INVESTMENT— 1.8%

	Shares

SEI Daily Income Trust, Government Fund, Cl F, 0.010% (C) (Cost $15,961,561)	15,961,561	15,961,561

Total Investments — 99.7% (Cost $754,037,915)		$873,326,052

Percentages are based upon Net Assets of $875,936,850.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2021 was $59,085,551 and represents 6.7% of Net Assets.

(B)	Zero coupon security. The rate reported is the effective yield at the time of purchase.
(C)	The rate reported is the 7-day effective yield as of July 31, 2021.
(D)	Perpetual security with no stated maturity date.

ADR — American Depository Receipt

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of July 31, 2021 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$328,391,856	$—	$—	$328,391,856
Corporate Obligations	—	255,587,749	—	255,587,749
U.S. Treasury Obligations	—	151,242,971	—	151,242,971
Preferred Stock	75,448,622	—	—	75,448,622
Convertible Bonds	—	29,394,440	—	29,394,440
Sovereign Debt	—	9,371,344	—	9,371,344
U.S. Government Agency Mortgage- Backed Obligations	—	7,927,509	—	7,927,509
Short-Term Investment	15,961,561	—	—	15,961,561

Total Investments in Securities	$419,802,039	$453,524,013	$—	$873,326,052

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-005-2900

4

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD QUALITY SMIDCAP FUND
JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.9%

	Shares	Value

COMMUNICATION SERVICES — 2.7%
Madison Square Garden Entertainment *	79,811	$5,583,577
Radius Global Infrastructure, Cl A *	220,220	3,375,973
		8,959,550

CONSUMER DISCRETIONARY — 14.1%
1-800-Flowers.com, Cl A *	149,195	4,550,447
Academy Sports & Outdoors *	89,394	3,312,048
Callaway Golf *	102,193	3,237,474
Columbia Sportswear	49,703	4,951,413
Dana	294,676	7,119,372
Holley *	332,225	3,913,611
Jack in the Box	61,157	6,657,551
Skechers USA, Cl A *	70,361	3,776,978
Sonic Automotive, Cl A	68,862	3,756,422
WW International *	193,597	5,951,172
		47,226,488

CONSUMER STAPLES — 3.7%
J & J Snack Foods	38,522	6,332,246
Nomad Foods *	234,320	6,120,439
		12,452,685

ENERGY — 3.2%
ChampionX *	210,875	4,900,735
Diamondback Energy	38,556	2,973,824
PDC Energy	68,820	2,721,831
		10,596,390

FINANCIALS — 21.7%
Ares Management, Cl A	52,883	3,786,952
BOK Financial	99,154	8,329,928
Evercore, Cl A	22,843	3,019,844
Everest Re Group	26,530	6,707,580
International General Insurance Holdings	355,531	3,228,221
MGIC Investment	239,313	3,312,092
Moelis, Cl A	58,999	3,495,691
Perella Weinberg Partners *	378,929	4,619,144
Pinnacle Financial Partners	76,640	6,867,710
Simmons First National, Cl A	235,656	6,414,556
South State	30,094	2,071,671
Veritex Holdings	196,622	6,596,668
Voya Financial	107,499	6,922,936
Western Alliance Bancorp	45,594	4,232,035
Wintrust Financial	45,146	3,223,424
		72,828,452

HEALTH CARE — 7.3%
Aveanna Healthcare Holdings *	267,753	2,768,566
Envista Holdings *	95,086	4,096,305
Hill-Rom Holdings	56,770	7,860,374
Integra LifeSciences Holdings *	60,363	4,369,678
Merit Medical Systems *	77,844	5,456,086
		24,551,009

INDUSTRIALS — 13.5%
AZZ	64,005	3,391,625
Builders FirstSource *	154,374	6,869,643
Encore Wire	83,741	6,567,807
Hubbell, Cl B	26,710	5,354,286

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Huntington Ingalls Industries	16,036	$3,289,465
KAR Auction Services *	382,462	6,302,974
Knight-Swift Transportation Holdings, Cl A	66,821	3,320,335
Masonite International *	44,032	4,982,661
Middleby *	27,676	5,299,677
		45,378,473

INFORMATION TECHNOLOGY — 9.7%
ADTRAN	123,298	2,763,108
Amkor Technology	273,355	6,735,467
CACI International, Cl A *	25,649	6,847,257
Sabre *	544,761	6,422,732
Science Applications International	37,700	3,291,210
Viavi Solutions *	387,724	6,471,114
		32,530,888

MATERIALS — 7.0%
Eagle Materials	35,225	4,977,997
Huntsman	251,635	6,645,680
Livent *	341,805	6,668,616
PQ Group Holdings	336,143	5,230,385
		23,522,678

REAL ESTATE — 10.7%
Alexander & Baldwin ‡	181,683	3,637,294
Americold Realty Trust ‡	170,596	6,627,655
Hudson Pacific Properties ‡	240,840	6,565,298
National Retail Properties ‡	122,668	5,994,785
STAG Industrial ‡	169,699	7,011,963
Urban Edge Properties ‡	309,959	5,889,221
		35,726,216

UTILITIES — 4.3%
Alliant Energy	58,401	3,418,211
IDACORP	73,678	7,769,345
NorthWestern	54,943	3,405,917
		14,593,473

Total Common Stock (Cost $281,942,477)		328,366,302

SHORT-TERM INVESTMENT — 1.7%

SEI Daily Income Trust, Government Fund, Cl F, 0.010% (A) (Cost $5,802,766)	5,802,766	5,802,766

Total Investments — 99.6% (Cost $287,745,243)		$334,169,068

Percentages are based upon Net Assets of $335,412,301.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	The rate reported is the 7-day effective yield as of July 31, 2021.

Cl — Class

As of July 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD QUALITY SMIDCAP FUND
JULY 31, 2021 (Unaudited)

For the period ended July 31, 2021 , there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-006-3000

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD QUALITY VALUE FUND
JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.4%

	Shares	Value

COMMUNICATION SERVICES — 7.5%
Activision Blizzard	58,106	$4,858,824
Alphabet, Cl A *	1,218	3,281,938
T-Mobile US *	25,906	3,730,982
Walt Disney *	16,824	2,961,360
		14,833,104

CONSUMER DISCRETIONARY — 10.4%
Dollar General	17,075	3,972,328
General Motors *	84,211	4,786,553
Home Depot	12,559	4,121,738
Mohawk Industries *	20,485	3,992,526
Ross Stores	31,602	3,877,250
		20,750,395

CONSUMER STAPLES — 5.4%
PepsiCo	28,022	4,398,053
Walmart	44,240	6,306,412
		10,704,465

ENERGY — 6.9%
Chevron	30,177	3,072,320
ConocoPhillips	72,457	4,061,939
EOG Resources	46,368	3,378,373
Valero Energy	48,441	3,244,094
		13,756,726

FINANCIALS — 18.9%
American International Group	86,031	4,073,568
Bank of America	99,571	3,819,544
Berkshire Hathaway, Cl B *	17,105	4,760,150
Capital One Financial	23,924	3,868,511
Charles Schwab	78,522	5,335,570
Goldman Sachs Group	13,247	4,966,035
Intercontinental Exchange	33,017	3,956,427
PNC Financial Services Group	20,811	3,796,134
Western Alliance Bancorp	31,637	2,936,546
		37,512,485

HEALTH CARE — 13.6%
Becton Dickinson	25,265	6,461,523
CVS Health	73,383	6,043,824
McKesson	20,009	4,078,434
Medtronic PLC	40,738	5,349,307
UnitedHealth Group	12,339	5,086,383
		27,019,471

INDUSTRIALS — 11.6%
Eaton PLC	37,906	5,991,043
Honeywell International	17,735	4,146,266
L3Harris Technologies	17,561	3,981,781
Middleby *	27,106	5,190,528
Union Pacific	17,133	3,748,015
		23,057,633

INFORMATION TECHNOLOGY — 14.3%
ASML Holding, Cl G	8,358	6,408,413
Cisco Systems	111,487	6,173,035
Microchip Technology	19,977	2,859,108
Micron Technology	51,573	4,001,033
Microsoft	17,389	4,954,300

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Visa, Cl A	16,725	$4,120,873
		28,516,762

MATERIALS — 1.8%
Freeport-McMoRan	94,831	3,613,061

REAL ESTATE — 4.1%
Alexandria Real Estate Equities ‡	11,684	2,352,457
Prologis ‡	30,776	3,940,559
Public Storage ‡	6,220	1,943,626
		8,236,642

UTILITIES — 3.9%
DTE Energy	33,777	3,962,718
Nextera Energy	47,784	3,722,374
		7,685,092

Total Common Stock (Cost $144,7 43,987)		195,685,836

SHORT-TERM INVESTMENT— 0.7%

SEI Daily Income Trust, Government Fund, Cl F, 0.010% (A) (Cost $1,423,273)	1,423,273	1,423,273

Total Investments — 99.1% (Cost $146,167,260)		$197,109,109

Percentages are based upon Net Assets of $198,979,304.

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	The rate reported is the 7-day effective yield as of July 31, 2021.

Cl — Class

PLC — Public Limited Company

As of July 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-007-3000

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD QUALITY SMALLCAP FUND
JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%

	Shares	Value

COMMUNICATION SERVICES — 1.0%
Radius Global Infrastructure, Cl A *	714,432	$10,952,243

CONSUMER DISCRETIONARY — 14.6%
Academy Sports & Outdoors *	323,724	11,993,974
Bloomin’ Brands *	421,246	10,585,912
Century Communities	307,848	21,380,044
Chuy’s Holdings *	315,970	10,427,010
Jack in the Box	193,260	21,038,284
Monro	377,239	21,879,862
Oxford Industries	41,791	3,632,892
Papa John’s International	96,750	11,041,110
Sonic Automotive, Cl A	445,473	24,300,552
WW International *	616,006	18,936,024
		155,215,664

CONSUMER STAPLES — 5.9%
Central Garden & Pet, Cl A *	482,753	20,908,032
Hostess Brands, Cl A *	1,333,687	21,459,024
J & J Snack Foods	126,297	20,760,701
		63,127,757

ENERGY — 3.0%
Brigham Minerals, Cl A	528,179	10,373,436
PDC Energy	528,350	20,896,242
		31,269,678

FINANCIALS — 22.3%
Argo Group International Holdings	370,290	19,303,218
Columbia Banking System	606,549	21,192,822
Great Western Bancorp	667,789	20,567,901
Hilltop Holdings	295,003	9,345,695
James River Group Holdings	425,017	15,462,118
Moelis, Cl A	347,647	20,598,085
Perella Weinberg Partners *	660,653	8,053,360
Piper Sandler	168,956	20,729,211
Provident Financial Services	486,977	10,518,703
Renasant	529,778	18,637,590
Sandy Spring Bancorp	492,849	20,497,590
Simmons First National, Cl A	729,516	19,857,426
Trustmark	368,201	11,053,394
Veritex Holdings	617,875	20,729,706
		236,546,819

HEALTH CARE — 6.0%
Aveanna Healthcare Holdings *	848,168	8,770,057
CONMED	151,610	20,913,084
Merit Medical Systems *	328,160	23,000,734
Patterson	366,986	11,424,274
		64,108,149

INDUSTRIALS — 19.8%
Alamo Group	69,832	10,249,243
Altra Industrial Motion	341,324	21,394,188
AZZ	217,256	11,512,396
Columbus McKinnon	233,941	10,854,862
Comfort Systems USA	286,046	21,381,938
Encore Wire	141,880	11,127,648
Federal Signal	563,245	22,310,135
Griffon	461,491	10,669,672
Healthcare Services Group	672,783	17,559,636
Kaman	234,660	10,407,171

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Masonite International *	195,464	$22,118,706
Moog, Cl A	258,807	20,153,301
UFP Industries	284,673	21,139,817
		210,878,713

INFORMATION TECHNOLOGY — 6.9%
ADTRAN	190,192	4,262,203
Amkor Technology	1,004,222	24,744,030
Repay Holdings, Cl A *	903,499	22,506,160
Viavi Solutions *	1,283,425	21,420,363
		72,932,756

MATERIALS — 7.0%
Avient	452,774	21,968,595
Innospec	121,601	10,755,608
Livent *	545,535	10,643,388
PQ Group Holdings	690,799	10,748,832
Stepan	173,365	20,448,402
		74,564,825

REAL ESTATE — 7.3%
Community Healthcare Trust ‡	212,264	10,577,115
National Storage Affiliates Trust ‡	404,439	21,908,461
Plymouth Industrial ‡	570,179	13,159,732
PotlatchDeltic ‡	204,928	10,643,960
Summit Hotel Properties *‡	1,240,397	11,175,977
Urban Edge Properties ‡	550,030	10,450,570
		77,915,815

UTILITIES — 5.0%
Avista	497,416	21,304,327
NorthWestern	346,998	21,510,406
South Jersey Industries	401,527	10,106,435
		52,921,168

Total Common Stock (Cost $850,300,260)		1,050,433,587

SHORT-TERM INVESTMENT — 1.3%

SEI Daily Income Trust, Government Fund, Cl F, 0.010% (A) (Cost $14,426,515)	14,426,515	14,426,515

Total Investments — 100.1% (Cost $864,726,775)		$1,064,860,102

Percentages are based upon Net Assets of $1,063,577,339.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	The rate reported is the 7-day effective yield as of July 31, 2021.

Cl — Class

As of July 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD QUALITY SMALLCAP FUND
JULY 31, 2021 (Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-009-3000

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD TOTAL RETURN FUND
JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 43.9%

	Shares	Value

COMMUNICATION SERVICES — 1.7%
Alphabet, Cl A *	910	$2,452,022

CONSUMER DISCRETIONARY — 7.4%
Alibaba Group Holding ADR *	4,831	942,963
Amazon.com *	683	2,272,744
General Motors *	34,067	1,936,368
Home Depot	3,114	1,021,984
Jack in the Box	10,059	1,095,023
Lennar, Cl A	12,752	1,340,873
McDonald’s	5,681	1,378,835
Tesla *	712	489,287
		10,478,077

CONSUMER STAPLES — 1.9%
Colgate-Palmolive	14,033	1,115,623
Herbalife *	30,789	1,568,392
		2,684,015

ENERGY — 3.1%
Energy Transfer	276,500	2,726,290
Exxon Mobil	15,851	912,542
Oasis Petroleum	8,638	792,191
		4,431,023

FINANCIALS — 7.4%
Annaly Capital Management ‡	171,231	1,453,751
Bank of America	66,767	2,561,182
Chubb	4,916	829,526
Citigroup	17,556	1,187,137
JPMorgan Chase	9,918	1,505,354
Natwest Group ADR	150,318	840,278
Wells Fargo	20,999	964,694
Zions Bancorp	21,696	1,131,446
		10,473,368

HEALTH CARE — 3.4%
AbbVie	10,752	1,250,458
Gilead Sciences	26,279	1,794,593
Johnson & Johnson	3,979	685,184
Medtronic PLC	8,490	1,114,822
		4,845,057

INDUSTRIALS — 1.7%
Honeywell International	5,114	1,195,602
Union Pacific	5,411	1,183,710
		2,379,312

INFORMATION TECHNOLOGY — 9.1%
Amphenol, Cl A	11,908	863,211
Apple	30,530	4,453,106
Cisco Systems	22,650	1,254,130
First Solar *	12,849	1,105,528
Micron Technology	11,501	892,248
Microsoft	9,074	2,585,273
PayPal Holdings *	6,246	1,720,960
		12,874,456

MATERIALS — 3.4%
Freeport-McMoRan	81,297	3,097,416

COMMON STOCK — continued

	Shares	Value

MATERIALS — continued
Sherwin-Williams	5,943	$1,729,591
		4,827,007

REAL ESTATE — 1.7%
Host Hotels & Resorts *‡	51,435	819,360
Simon Property Group ‡	12,770	1,615,660
		2,435,020

UTILITIES — 3.1%
Atlantica Sustainable Infrastructure PLC	31,953	1,270,451
CMS Energy	10,258	633,842
NextEra Energy Partners	20,387	1,580,604
WEC Energy Group	9,100	856,674
		4,341,571

Total Common Stock (Cost $47,625,698)		62,220,928

CORPORATE OBLIGATIONS —21.8%

	Face Amount

COMMUNICATION SERVICES — 0.3%
DIRECTV Holdings
5.875%, 08/15/27 (A)	$129,000	133,373
T-Mobile USA
3.375%, 04/15/29	325,000	338,387
		471,760

CONSUMER DISCRETIONARY — 2.6%
Darden Restaurants
4.550%, 02/15/48	690,000	817,642
Ford Motor
9.000%, 04/22/25	1,000,000	1,230,950
Ford Motor Credit
4.271%, 01/09/27	485,000	522,442
Marriott International
4.625%, 06/15/30	167,000	193,375
NCL Finance
6.125%, 03/15/28 (A)	100,000	101,000
NMG Holding
7.125%, 04/01/26 (A)	150,000	160,122
Party City Holdings
8.750%, 02/15/26 (A)	625,000	661,700
		3,687,231

CONSUMER STAPLES — 1.7%
Rite Aid
7.500%, 07/01/25 (A)	1,000,000	1,003,720
Vector Group
5.750%, 02/01/29 (A)	700,000	710,500
Viterra Finance BV
2.000%, 04/21/26 (A)	627,000	635,086
		2,349,306

ENERGY — 2.1%
Diamondback Energy
4.400%, 03/24/51	900,000	1,028,416
NGL Energy Operating
7.500%, 02/01/26 (A)	825,000	847,687
Oasis Petroleum
6.375%, 06/01/26 (A)	900,000	931,500
Range Resources
8.250%, 01/15/29 (A)	50,000	55,360

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD TOTAL RETURN FUND
JULY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
Targa Resources Partners 4.000%, 01/15/32 (A)	$50,000	$51,685
		2,914,648

FINANCIALS — 7.6%
Aircastle 5.250%, 08/11/25 (A)	510,000	574,615
2.850%, 01/26/28 (A)	1,500,000	1,539,243
Apollo Management Holdings 2.650%, 06/05/30 (A)	446,000	458,848
Ares Capital 3.875%, 01/15/26	1,625,000	1,753,901
Bank of America MTN 4.271%, VAR ICE LIBOR USD 3
Month+1.310%, 07/23/29	470,000	542,872
Bank of New York Mellon MTN 1.600%, 04/24/25	1,000,000	1,029,103
Compass Group Diversified Holdings 5.250%, 04/15/29 (A)	1,121,000	1,162,875
HSBC Holdings 2.099%, VAR United States
Secured Overnight Financing Rate+1.929%, 06/04/26	208,000	214,753
KKR Group Finance VI 3.750%, 07/01/29 (A)	345,000	390,949
Mitsubishi UFJ Financial Group 0.953%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.550%, 07/19/25	705,000	709,215
Morgan Stanley MTN 0.791%, VAR United States Secured Overnight Financing Rate+0.509%, 01/22/25	1,085,000	1,086,747
Northern Trust 3.150%, 05/03/29	800,000	893,132
Truist Financial MTN 2.500%, 08/01/24	400,000	422,336
		10,778,589

HEALTH CARE — 2.1%
Bristol-Myers Squibb 3.200%, 06/15/26	800,000	881,009
HCA 3.500%, 07/15/51	879,000	907,583
Royalty Pharma 3.550%, 09/02/50 (A)	243,000	246,581
Tenet Healthcare 6.250%, 02/01/27 (A)	925,000	963,156
		2,998,329

INDUSTRIALS — 2.6%
American Airlines 5.500%, 04/20/26 (A)	250,000	261,562
AP Moller - Maersk 4.500%, 06/20/29 (A)	600,000	701,642
Delta Air Lines 7.375%, 01/15/26	195,000	229,556
Deluxe 8.000%, 06/01/29 (A)	1,000,000	1,092,500
Southwest Airlines 5.250%, 05/04/25	422,000	481,766
Triton Container International 0.800%, 08/01/23 (A)	965,000	964,751
		3,731,777

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY — 0.8%
Ambience Merger Sub 4.875%, 07/15/28 (A)	$1,000,000	$1,003,750
Oracle 2.875%, 03/25/31	116,000	122,736
		1,126,486

MATERIALS — 0.8%
Cabot 4.000%, 07/01/29	395,000	434,388
FMC 4.500%, 10/01/49	366,000	450,867
Glencore Funding 3.875%, 04/27/51 (A)	202,000	219,489
		1,104,744

REAL ESTATE — 1.2%
Iron Mountain 5.000%, 07/15/28 (A)	730,000	758,287
Service Properties Trust 5.000%, 08/15/22	516,000	522,961
Simon Property Group 3.800%, 07/15/50	148,000	168,448
Vornado Realty 3.400%, 06/01/31	275,000	290,270
		1,739,966

Total Corporate Obligations (Cost $29,218,084)		30,902,836

CONVERTIBLE BONDS —15.0%

CONSUMER DISCRETIONARY — 3.8%
Dick’s Sporting Goods 3.250%, 04/15/25	575,000	1,765,609
Expedia Group 0.000%, 02/15/26 (A) (B)	345,000	368,115
National Vision Holdings 2.500%, 05/15/25	665,000	1,220,691
Nice 0.000%, 09/15/25 (A) (B)	1,040,000	1,161,305
Peloton Interactive 0.955%, 02/15/26 (A) (B)	960,000	910,800
		5,426,520

CONSUMER STAPLES — 0.7%
Tilray 5.000%, 10/01/23	1,000,000	975,000

HEALTH CARE — 2.3%
CONMED 2.625%, 02/01/24	810,000	1,304,606
Exact Sciences 0.375%, 03/15/27	810,000	980,100
Teladoc Health 1.250%, 06/01/27	925,000	986,328
		3,271,034

INDUSTRIALS — 0.7%
Southwest Airlines 1.250%, 05/01/25	715,000	1,047,922

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD TOTAL RETURN FUND
JULY 31, 2021 (Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — 5.2%
Akamai Technologies 0.125%, 05/01/25	$985,000	$1,315,467
Alarm.com Holdings 0.158%, 01/15/26 (A) (B)	575,000	523,537
Coupa Software 0.375%, 06/15/26	840,000	897,540
FireEye 1.625%, 06/01/35	1,040,000	1,030,854
J2 Global 1.750%, 11/01/26 (A)	1,182,000	1,524,780
MongoDB 0.250%, 01/15/26	550,000	990,688
Workday 0.250%, 10/01/22	645,000	1,043,675
		7,326,541

MATERIALS — 1.8%
Livent 4.125%, 07/15/25	460,000	1,109,750
SSR Mining 2.500%, 04/01/39	1,155,000	1,423,537
		2,533,287

REAL ESTATE — 0.5%
Pebblebrook Hotel Trust 1.750%, 12/15/26	601,000	669,814

Total Convertible Bonds (Cost $17,108,750)		21,250,118

U.S. TREASURY OBLIGATIONS —12.5%

U.S. Treasury Bonds 1.875%, 02/15/51	705,000	700,043
1.250%, 05/15/50	95,000	80,865
		780,908
U.S. Treasury Notes 2.125%, 12/31/21	750,000	756,328
0.875%, 11/15/30	2,075,000	2,014,695
0.750%, 03/31/26	2,586,000	2,597,617
0.500%, 03/31/25	1,200,000	1,200,609
0.500%, 02/28/26	2,000,000	1,987,188
0.250%, 06/15/24	3,500,000	3,492,344
0.125%, 05/31/23	4,900,000	4,896,746
		16,945,527

Total U.S. Treasury Obligations (Cost $17,646,549)		17,726,435

PREFERRED STOCK — 3.6%

	Shares
COMMUNICATION SERVICES — 0.4%
2020 Cash Mandatory Exchangeable Trust, 5.250% *	400	501,376

HEALTH CARE — 0.7%
Boston Scientific, 5.500% *	8,460	1,039,396

INFORMATION TECHNOLOGY — 0.9%
Broadcom, 8.000% *	812	1,254,004

UTILITIES — 1.6%
AES, 6.875%	11,575	1,173,473

PREFERRED STOCK — continued

	Shares	Value

UTILITIES — continued
American Electric Power, 6.125% *	20,275	$1,075,994
		2,249,467
Total Preferred Stock (Cost $4,425,918)		5,044,243

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS —0.6%

	Face Amount
FHLMC 3.000%, 04/01/50	$806,407	845,887
Total U.S. Government Agency Mortgage-Backed Obligations (Cost $852,019)		845,887

SOVEREIGN DEBT —0.1%
Peruvian Government International Bonds
3.300%, 03/11/41	94,000	91,650
2.783%, 01/23/31	93,000	93,362
Total Sovereign Debt (Cost $183,965)		185,012

SHORT-TERM INVESTMENT — 2.8%

	Shares
SEI Daily Income Trust, Government Fund, Cl F, 0.010% (C) (Cost $4,000,080)	4,000,080	4,000,080
Total Investments — 100.3% (Cost $121,061,063)		$142,175,539

Percentages are based upon Net Assets of $141,691,046.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2021 was $20,118,518 and represents 14.2% of Net Assets.

(B)	Zero coupon security. The rate reported is the effective yield at the time of purchase.
(C)	The rate reported is the 7-day effective yield as of July 31, 2021.

ADR— American Depository Receipt

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PLC — Public Limited Company

USD — U.S. Dollar

VAR — Variable Rate

3

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD TOTAL RETURN FUND
JULY 31, 2021 (Unaudited)

The following is a summary of the inputs used as of July 31, 2021 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$62,220,928	$—	$—	$62,220,928
Corporate Obligations	—	30,902,836	—	30,902,836
Convertible Bonds	—	21,250,118	—	21,250,118
U.S. Treasury Obligations	—	17,726,435	—	17,726,435
Preferred Stock	5,044,243	—	—	5,044,243
U.S. Government Agency Mortgage-Backed Obligation	—	845,887	—	845,887
Sovereign Debt	—	185,012	—	185,012
Short-Term Investment	4,000,080	—	—	4,000,080

Total Investments in Securities	$71,265,251	$70,910,288	$—	$142,175,539

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-010-2200

4

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD HIGH INCOME FUND
JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 71.5%

	Face Amount	Value
COMMUNICATION SERVICES — 6.1%
CCO Holdings 5.000%, 02/01/28 (A)	$1,260,000	$ 1,321,110
Clear Channel Worldwide Holdings 5.125%, 08/15/27 (A)	700,000	718,690
DIRECTV Holdings 5.875%, 08/15/27 (A)	121,000	125,102
Lumen Technologies 7.600%, 09/15/39	625,000	712,263
T-Mobile USA 2.550%, 02/15/31	1,250,000	1,279,563
Zayo Group Holdings 4.000%, 03/01/27 (A)	1,215,000	1,208,925
		5,365,653

CONSUMER DISCRETIONARY — 11.1%
Caesars Entertainment 6.250%, 07/01/25 (A)	1,100,000	1,160,500
Darden Restaurants 4.550%, 02/15/48	790,000	936,141
Ford Motor Credit 4.271%, 01/09/27	1,000,000	1,077,200
G-III Apparel Group 7.875%, 08/15/25 (A)	1,000,000	1,086,250
Guitar Center 8.500%, 01/15/26 (A)	1,000,000	1,066,250
Macy’s 8.375%, 06/15/25 (A)	500,000	545,000
New Albertsons 7.750%, 06/15/26	410,000	467,400
NMG Holding 7.125%, 04/01/26 (A)	500,000	533,740
Nordstrom 2.300%, 04/08/24	325,000	326,199
Party City Holdings 8.750%, 02/15/26 (A)	625,000	661,700
Royal Caribbean Cruises 9.125%, 06/15/23 (A)	950,000	1,033,248
Wynn Las Vegas 4.250%, 05/30/23 (A)	755,000	773,875
		9,667,503

CONSUMER STAPLES — 5.1%
Altria Group 2.450%, 02/04/32	900,000	886,000
B&G Foods 5.250%, 09/15/27	630,000	655,988
Keurig Dr Pepper 3.200%, 05/01/30	607,000	668,477
Rite Aid 7.500%, 07/01/25 (A)	750,000	752,790
Vector Group 5.750%, 02/01/29 (A)	1,000,000	1,015,000
Viterra Finance BV 2.000%, 04/21/26 (A)	428,000	433,520
		4,411,775

ENERGY — 7.4%
Antero Resources 7.625%, 02/01/29 (A)	250,000	273,987
Crestwood Midstream Partners 6.000%, 02/01/29 (A)	1,000,000	1,040,000
Diamondback Energy 3.125%, 03/24/31	125,000	131,222

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
DT Midstream 4.375%, 06/15/31 (A)	$100,000	$ 103,750
NGL Energy Operating 7.500%, 02/01/26 (A)	1,100,000	1,130,250
Northern Oil and Gas 8.125%, 03/01/28 (A)	1,100,000	1,152,085
Oasis Petroleum 6.375%, 06/01/26 (A)	900,000	931,500
Range Resources 8.250%, 01/15/29 (A)	800,000	885,760
Summit Midstream Holdings 5.750%, 04/15/25	850,000	782,000
		6,430,554

FINANCIALS — 11.3%
Aircastle 5.250%, 08/11/25 (A)	435,000	490,112
Apollo Commercial Real Estate Finance 4.625%, 06/15/29 (A)	850,000	834,062
Ares Capital 3.875%, 01/15/26	1,225,000	1,322,171
Bank of America MTN 4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/29	605,000	698,804
Compass Group Diversified Holdings 5.250%, 04/15/29 (A)	1,423,000	1,476,156
HSBC Holdings 4.950%, 03/31/30	700,000	851,605
Mitsubishi UFJ Financial Group 0.953%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.550%, 07/19/25	435,000	437,600
Morgan Stanley MTN 0.791%, VAR United States Secured Overnight Financing Rate+0.509%, 01/22/25	672,000	673,082
New Residential Investment 6.250%, 10/15/25 (A)	1,000,000	998,750
Owl Rock Capital 3.400%, 07/15/26	780,000	820,001
Prospect Capital 3.364%, 11/15/26	710,000	718,350
Unum Group 4.125%, 06/15/51	514,000	523,974
		9,844,667

HEALTH CARE — 6.7%
Amgen 3.150%, 02/21/40	823,000	880,443
2.450%, 02/21/30	760,000	795,262
CHS 6.625%, 02/15/25 (A)	1,250,000	1,310,737
Emergent BioSolutions 3.875%, 08/15/28 (A)	700,000	695,625
HCA 3.500%, 07/15/51	552,000	569,950
Royalty Pharma 3.550%, 09/02/50 (A)	760,000	771,201
Tenet Healthcare 6.250%, 02/01/27 (A)	800,000	833,000
		5,856,218

INDUSTRIALS — 5.5%
AerCap Ireland Capital DAC 6.500%, 07/15/25	700,000	819,440

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD HIGH INCOME FUND
JULY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — continued
Bombardier 7.875%, 04/15/27 (A)	$725,000	$750,556
Delta Air Lines 7.375%, 01/15/26	340,000	400,252
Deluxe 8.000%, 06/01/29 (A)	1,000,000	1,092,500
Icahn Enterprises 5.250%, 05/15/27	825,000	867,281
Triton Container International 0.800%, 08/01/23 (A)	585,000	584,849
United Airlines 4.625%, 04/15/29 (A)	250,000	257,187
		4,772,065

INFORMATION TECHNOLOGY — 10.5%
Ambience Merger Sub 7.125%, 07/15/29 (A)	100,000	101,250
4.875%, 07/15/28 (A)	1,000,000	1,003,750
Broadcom 3.500%, 02/15/41 (A)	500,000	518,968
Citrix Systems 3.300%, 03/01/30	825,000	878,327
CommScope 6.000%, 03/01/26 (A)	940,000	979,950
Dell International 8.350%, 07/15/46	575,000	941,245
NXP BV 2.500%, 05/11/31 (A)	1,000,000	1,036,724
Oracle 2.950%, 04/01/30	1,175,000	1,256,493
Sotheby’s 7.375%, 10/15/27 (A)	1,225,000	1,308,484
VMware 4.650%, 05/15/27	957,000	1,110,899
		9,136,090

MATERIALS — 1.7%
Axalta Coating Systems 4.750%, 06/15/27 (A)	700,000	737,625
Cleveland-Cliffs 6.750%, 03/15/26 (A)	700,000	755,125
		1,492,750

REAL ESTATE — 4.9%
Brixmor Operating Partnership 4.050%, 07/01/30	475,000	541,059
Crown Castle International 2.900%, 04/01/41	263,000	259,598
Host Hotels & Resorts 3.500%, 09/15/30	375,000	398,822
Iron Mountain 5.000%, 07/15/28 (A)	1,020,000	1,059,525
iStar 5.500%, 02/15/26	750,000	783,750
Service Properties Trust 7.500%, 09/15/25	750,000	845,625
Simon Property Group 3.800%, 07/15/50	196,000	223,079
Vornado Realty 3.400%, 06/01/31	181,000	191,051
		4,302,509

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — 1.2%
TerraForm Power Operating 4.750%, 01/15/30 (A)	$1,005,000	$ 1,057,763

Total Corporate Obligations (Cost $59,478,016)		62,337,547

COMMON STOCK — 19.1%

	Shares

COMMUNICATION SERVICES — 1.7%
Activision Blizzard	9,512	795,393
AT&T	24,240	679,932
		1,475,325

CONSUMER DISCRETIONARY — 4.0%
Amazon.com *	265	881,811
General Motors *	12,077	686,457
Lennar, Cl A	8,466	890,200
TJX	8,480	583,509
WW International *	14,026	431,159
		3,473,136

CONSUMER STAPLES — 0.8%
Philip Morris International	6,818	682,414

ENERGY — 3.0%
Chevron	3,173	323,043
DT Midstream *	10,514	445,794
Energy Transfer	37,929	373,980
EOG Resources	4,770	347,542
Plains All American Pipeline LP	61,218	612,792
Schlumberger	17,409	501,901
		2,605,052

FINANCIALS — 3.3%
Annaly Capital Management‡	72,968	619,498
Citigroup	10,316	697,568
Moelis, Cl A	12,902	764,443
Truist Financial	15,668	852,809
		2,934,318

HEALTH CARE — 1.4%
AbbVie	4,705	547,192
Gilead Sciences	10,274	701,611
		1,248,803

INFORMATION TECHNOLOGY — 2.6%
Apple	7,307	1,065,799
Cisco Systems	10,194	564,442
Micron Technology	7,834	607,762
		2,238,003

MATERIALS — 0.9%
Barrick Gold	18,103	394,103
Freeport-McMoRan	9,883	376,542
		770,645

REAL ESTATE — 0.8%
National Retail Properties ‡	15,169	741,309

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD HIGH INCOME FUND
JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UTILITIES — 0.6%
Atlantica Sustainable Infrastructure PLC	12,538	$ 498,511

Total Common Stock (Cost $13,830,833)		16,667,516

CONVERTIBLE BONDS —3.8%

	Face Amount

CONSUMER DISCRETIONARY — 1.1%
Liberty Media 2.750%, 12/01/49 (A)	$955,000	998,453

CONSUMER STAPLES — 0.6%
Tilray 5.000%, 10/01/23	500,000	487,500

FINANCIALS — 1.0%
Apollo Commercial Real Estate Finance 5.375%, 10/15/23	850,000	855,312

INDUSTRIALS — 1.1%
SFL 5.750%, 10/15/21	1,000,000	1,008,800

Total Convertible Bonds (Cost $3,149,450)		3,350,065

U.S. TREASURY OBLIGATIONS —2.4%

U.S. Treasury Notes 2.375%, 05/15/29	540,000	592,186
0.125%, 06/30/23	1,500,000	1,498,887

Total U.S. Treasury Obligations (Cost $2,062,360)		2,091,073

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS —0.7%

FHLMC 3.500%, 08/01/49	346,041	366,282
FNMA 3.000%, 05/01/50	283,381	297,025

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $654,900)		663,307

PREFERRED STOCK — 0.7%

	Shares

COMMUNICATION SERVICES — 0.7%
2020 Cash Mandatory Exchangeable Trust, 5.250% *	465	582,850

Total Preferred Stock (Cost $533,411)		582,850

SHORT-TERM INVESTMENT — 1.7%

	Shares	Value
SEI Daily Income Trust, Government Fund, Cl F, 0.010% (B) (Cost $1,481,818)	1,481,818	$ 1,481,818

Total Investments — 99.9% (Cost $81,190,788)		$ 87,174,176

Percentages are based upon Net Assets of $87,220,718.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2021 was $37,605,384 and represents 43.1% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2021.

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of July 31, 2021 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$62,337,547	$—	$62,337,547
Common Stock	16,667,516	—	—	16,667,516
Convertible Bonds	—	3,350,065	—	3,350,065
U.S. Treasury Obligations	—	2,091,073	—	2,091,073
U.S. Government Agency Mortgage- Backed Obligations	—	663,307	—	663,307
Preferred Stock	582,850	—	—	582,850
Short-Term Investment	1,481,818	—	—	1,481,818

Total Investments in Securities	$18,732,184	$68,441,992	$—	$87,174,176

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-012-2000

3